U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	__

Post-Effective Amendment No.	20

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	21
(Check appropriate box or boxes)

CM ADVISORS FAMILY OF FUNDS
 (Exact Name of Registrant as Specified in Charter)

805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (512) 329-0050

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With copy to:
Thomas W. Steed III, Esq.
Kilpatrick Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, NC  27609

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 19 filed June 27, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 ("Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Austin, and State of Texas on this 11th day of July, 2013.

CM ADVISORS FAMILY OF FUNDS

By:	/s/ Arnold Van Den Berg
Arnold Van Den Berg, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Date

/s/ Arnold Van Den Berg	July 11, 2013
Arnold Van Den Berg, Trustee and President

/s/ James D. Brilliant	July 11, 2013
James D. Brilliant, Trustee and Treasurer

*	July 11, 2013
Brian R. Bruce, Trustee

*	July 11, 2013
Aaron S. Buckholtz, Trustee		By:	/s/ Tina H. Bloom
Tina H. Bloom
Attorney-in-fact*
*	July 11, 2013		July 11, 2013
Mark F. Ivan, Trustee

*	July 11, 2013
Richard M. Lewis, Trustee

*	July 11, 2013
A. Zorel Paritzky, M.D., Trustee

*	July 11, 2013
William R. Reichenstein, Ph.D., Trustee

*	July 11, 2013
Scott Van Den Berg, Trustee and Secretary

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase